CONSOLIDATED STATEMENTS OF (LOSS) INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue - Products	$ 45,690,706	$ 46,435,133	$ 53,328,214
Revenue - Software	18,597,383	39,301,812	90,419,181
Revenue - System integration	20,905,251	27,678,685	16,278,860
Revenue - Others	1,184,115	1,119,923	3,819,342
TOTAL REVENUE	86,377,455	114,535,553	163,845,597
Cost - Products sold	40,119,790	36,815,966	46,052,309
Cost - Software sold	8,904,134	13,302,464	38,574,738
Cost - System integration	15,964,817	19,625,349	8,259,899
Cost - Others	889,234	472,270	395,496
TOTAL COST	65,877,975	70,216,049	93,282,442
GROSS PROFIT	20,499,480	44,319,504	70,563,155
Administrative expenses	64,609,752	22,785,631	18,623,523
Research and development expenses	4,951,166	4,483,754	3,016,693
Selling expenses	9,786,220	7,522,986	6,359,487
Impairment loss on goodwill	26,832,255	0	0
(LOSS) INCOME FROM OPERATIONS	(85,679,913)	9,527,133	42,563,452
Subsidy income	1,709,246	1,939,787	948,630
Other (loss)income, net	(1,536,108)	538,624	1,237,933
Interest income	343,289	317,190	126,459
Interest expense	(4,646,818)	(2,948,406)	(1,539,407)
(LOSS)INCOME BEFORE INCOME TAXES	(89,810,304)	9,374,328	43,337,067
Income tax expense	(812,254)	(804,149)	(7,863,437)
NET (LOSS)INCOME	(90,622,558)	8,570,179	35,473,630
Less: Net loss (income) attributable to the non-controlling interest	992,050	(660,781)	(1,071,626)
NET (LOSS)INCOME ATTRIBUTABLE TO THE COMPANY	$ (89,630,508)	$ 7,909,398	$ 34,402,004
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic	27,017,780	26,737,638	25,907,217
Diluted	27,017,780	26,965,006	26,072,506
(LOSS)EARNINGS PER SHARE
Basic	$ (3.32)	$ 0.30	$ 1.33
Diluted	$ (3.32)	$ 0.29	$ 1.32